October 11, 2024

Via Edgar

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attn: Karen L. Rossotto

Re:	Registration Statement on Form N-2 of MidBridge Private Markets Fund (the “Fund”) (Reg. Nos. 333-269531; 811-23839)

Dear Ms. Rossotto:

This letter is submitted on behalf of the Fund in connection with the filing of Pre-Effective Amendment No. 4 (the "Amendment") to the Fund's Registration Statement on Form N-2 (the "Registration Statement"). The Amendment is being filed in response to comments of the Staff of the Securities and Exchange Commission (“SEC”), received on (a) June 27, 2024, regarding Pre-Effective Amendment No. 3 to the Registration Statement (the "Prior Filing"); (b) October 7, 2024, relating to the financial statements and other financial information to be included in the Amendment; and (c) October 10, 2024, relating to certain other disclosure to be included in the Amendment.

The Staff’s comments are restated below, followed by the Fund’s responses. Capitalized terms used herein are defined as in the Fund's Prospectus and Statement of Additional Information filed as part of the Amendment.

Prospectus

1.	Comment: On the Fund’s cover page, the Fund notes that it may invest directly or indirectly through a number of different strategies, including Direct Credit Investments. Because the Fund’s Direct Credit Investments may be below investment grade, please disclose as much on the cover and provide a cross-reference to the associated risk disclosure.

Response: The disclosure has been revised accordingly.

2.	Comment: On the Fund’s cover page, the Fund notes that it may invest directly or indirectly through a number of different strategies, including Secondary Investments. Please explain (i) how the Fund undertakes diligence in Secondary Investments, (ii) how the Fund sources such investments and (iii) how such investments are valued. Please disclose the process of transferring Secondary Investments and how such transfers are approved by the underlying fund(s).

Response: The disclosure has been revised accordingly, but not on the cover page due to the requested detail of the disclosure. See “PRIVATE ASSETS OVERVIEW–Due Diligence and Selection of Investments–Secondary Investments.”

3.	Comment: We note that the Fund will not use leverage in its first year of operation but may do so in the future. Consider the appropriateness of disclosing the use of leverage on the Fund’s cover page and cross-reference with any disclosure found later in the Prospectus.

Response: The Fund respectfully notes that disclosures on the cover page should be for material investment strategies and their associated risks. As the Fund does not intend to use leverage in its first year of operations, it has not included such disclosure on the cover page of the Prospectus. Disclosure, however, is included in the Summary section and throughout the Prospectus. The Fund also will continue to assess its Prospectus disclosures and, should its Board of Trustees approve the Fund to employ leverage, it will update its offering materials in advance of any closing prior to such use to ensure that potential investors are aware of the investment strategy change.

4.	Comment: On the Fund’s cover page, please disclose the risk of uncertain distributions and that distributions may consist of a return of capital.

Response: The disclosure has been revised accordingly.

Comment: Under the “Summary – Investment Objective and Strategies” section, the Fund lists capitalized categories of the types of Private Assets the Fund may invest in. While those capitalized terms are defined later in the Prospectus, consider including a brief description earlier in the document.

Response: Brief descriptions have been added to the Summary section.

5.	Comment: Under the “Summary – Investment Objective and Strategies” section, the Fund states that the Investment Adviser will “manage the Fund’s cash flows with respect to a traditional portfolio consisting substantially of Primary Investments.” Please clarify the meaning and ramifications of that statement.

Response: This language has been revised to clarify that it is the intent of the Investment Adviser to have the Fund's assets invested in a more diversified portfolio – than a portfolio that substantially invests in Primary Investments – as investments in Direct and Secondary Investments consist of fewer unfunded capital commitments (given the stage and nature of the investment) and more predictable cash flows.

6.	Comment: Please explain if the special purpose vehicles the Fund may invest in are operated by affiliates of the Fund’s Investment Adviser.

Response: With respect to Direct Investments that are typically co-investments, the Fund expects to generally invest in special purposes vehicles ("SPVs") formed and managed by the third party Portfolio Fund Manager or its affiliates. From time to time, depending on the nature of the investment, the Fund may invest in a SPV formed by the Investment Adviser or its affiliates. As disclosed in the Prospectus, the Fund will not pay the Investment Adviser any advisory, performance or incentive fees in connection with SPVs managed by the Investment Adviser or any of its affiliates or in connection with investments in its Subsidiaries. Any investment by the Fund in an SPV managed by the Investment Adviser or its affiliated will be effected in compliance with the 1940 Act.

7.	Comment: Please confirm that the $25,000 minimum investment may be waived only for certain employees and investors with a pre-existing relationship with the Investment Adviser.

Response: We do so confirm.

8.	Comment: Please confirm that the Fund will not issue preferred shares within one year of effectiveness.

Response: We do so confirm.

9.	Comment: Under the “Summary of Fund Expenses” section, please revise footnote 3 to state that Fund’s Investment Management Fee is based on the value of the Fund’s Net Assets, not Managed Assets. If the value of the Fund’s Managed Assets and Net Assets differ, please note that the line item must be reflective of Net Assets, while the difference may be explained in a footnote.

Response: The disclosure has been revised accordingly.

10.	Comment: Under the “Summary of Fund Expenses” section, please disclose in a footnote that Acquired Fund Fees and Expenses are based on estimated amounts for current fiscal year.

Response: The disclosure has been revised accordingly.

11.	Comment: Under the “Summary of Fund Expenses” section, footnote 8, please revise the disclosure to state that “repayments must be made within three years after the [date/month] in which the Investment Adviser incurred the expense.”

Response: The disclosure has been revised accordingly.

12.	Comment: Under the “Investment Objective and Principal Investment Strategies – Principal Investment Strategies” section, please qualify “high-quality Private Asset investments” with “what it is believes are high quality Private Asset investments.”

Response: “High-quality” has been removed.

13.	Comment: Under the “Private Assets Overview – Private Asset Investment Types” subsection “Primary Investments,” please clarify that when a “fund” or “funds” are mentioned, it is in reference to funds in general and not referencing specific investments in the Fund itself.

Response: The disclosure has been revised accordingly. “Fund” or “funds” has been replaced with “vehicles” / “finance” to provide additional clarity.

14.	Comment: Under the “Private Assets Overview – Due Diligence and Selection of Investments” MidOcean’s credit team is not discussed prior this reference. to any introduction to the entity or its role in the Fund. Please revise and clarify what this entity is and its role in managing the Fund.

Response: The disclosure has been revised accordingly and a cross-reference to the “MIDBRIDGE PLATFORM” has been added.

15.	Comment: Under the “Risks” sections opening paragraph, please remove the phrase “[t]hese considerations, which do not purport to be a complete description of any of the particular risks referred to” as it implies that the risk disclosures are not complete.

Response: The Fund has revised the introductory paragraph to the "Risks" section to better clarify that the risks summarized in this section reflect the material risks associated with the Fund's primary investment strategies. The general disclaimer about the list of risks not being a comprehensive set of risks is standard disclosure in offering documents, including in peer funds for which the SEC recently issued effectiveness orders (e.g., Franklin Lexington Private Markets Fund and Apollo S3 Private Markets Fund), and the Fund believes its disclosures are substantially similar, reasonable and appropriate, especially in light of the investor suitability standards to purchase shares of the Fund. Bolded language has been added to further highlight the importance of the disclaimer to potential investors.

16.	Comment: Under the “Concentration of Investments” section please remove discussion of the Fund being concentrated in particular industry areas or groups, as the Fund is not so concentrated. Please also be advised that the Fund should look through any private funds in which it invests to determine whether the Fund is concentrated.

Response: The risk factor heading has been revised to be "Operation as a Non-Diversified Fund" to clarify that the Fund does not have a policy to concentrate at least 25% of its assets in any particular industry or group of industries. The Prospectus already includes disclosure with respect to the ability of the Fund to look through Portfolio Funds for purposes of this policy.

17.	Comment: Under “Economic, Political and Legal Risks,” please revise the disclosure if foreign investing is not considered to be a primary investment strategy and appropriately indicate that the Fund primarily invests in North America. In addition, please review other risk disclosures in the Prospectus that relate primarily to foreign investments (e.g., “Currency Risk,” “Eurozone Risk,” “Russia/Ukraine Risk” and “Brexit Risk”) and consider whether those should be removed or scaled back to reflect the fact that foreign investing is not considered to be a primary investment strategy.

Response: Appropriate revisions have been made to those disclosures. The Fund believes it is appropriate to retain certain risk factors in the Prospectus, but has moved certain other risk factors (e.g., "Eurozone Risk", "Russia/Ukraine Risk" and "Brexit Risk") to the SAI.

18.	Comment: As the Fund will be investing in REITs, please disclose appropriate risks, including the risk of real estate investing and, particularly, commercial real estate investing.

Response: The Fund generally does not expect to invest in REITs and there is no disclosure to that effect in the Amendment. The Fund does expect to have indirect exposure to real estate through its Private Asset investments, and believes the disclosure in the Prospectus properly reflects this investment strategy and its risks.

19.	Comment: Please provide a visual representation (a graph) of how the Fund’s incentive fee works.

Response: The requested visual representation has been provided consistent with how other retail products, such as business development companies, provide this information. The Fund notes that its other peers generally do not include such information in their offering documents.

20.	Comment: Under the “Dividends and Distributions” section, consider whether “[t]here can be no assurance that the Fund will be able to pay distributions at a specific rate or at all” warrants inclusion on the Prospectus’ cover.

Response: Disclosure has been added to the effect that “the amount of distributions that the Fund may pay, if any, is uncertain.”

21.	Comment: Please remove any erroneous references to Class R shares in the Fund.

Response: The references have been corrected.

22.	Comment: Under the “Repurchase of Shares” section, please revise to state that any “such proceeds will be paid no later than 2 business days after the completion of such audit.”

Response: The disclosure has been revised accordingly.

23.	Comment: Under the “Repurchase of Shares – Procedures for Repurchase of Shares” section, please revise to state that “the Repurchase Date for each repurchase offer will occur within 65 calendar days after the Expiration Date of such offer”

Response: This language has been deleted pursuant to subsequent Comment 38.

24.	Comment: Please note that the Fund would only be permitted to terminate a repurchase offer upon the occurrence of conditions specified at the outset of the offer that are objectively verifiable and outside the control of the Fund, its agents or affiliates. Accordingly, in the “Repurchase of Shares – Procedures for Repurchase of Shares” section, please delete or revise the below in its entirety:

Following the commencement of an offer to repurchase Shares, the Fund may suspend, postpone or terminate such offer in certain circumstances upon the determination of a majority of the Board, including a majority of the Independent Trustees, that such suspension, postponement or termination is advisable for the Fund and its Shareholders, including, without limitation, circumstances as a result of which is not reasonably practicable for the Fund to dispose of its investments or to determine its NAV, and other unusual circumstances. Shareholders have the right to withdraw their written tenders after the expiration of 40 business days from the commencement of the offer, if not yet accepted by the Fund for payment.

Response: This language has been deleted pursuant to subsequent Comment 38.

25.	Comment: Under the “Repurchase of Shares – Procedures for Repurchase of Shares” section, please revise the eighth paragraph to state that final payment of the balance will be made in two (2) business days.

Response: This language has been deleted pursuant to subsequent Comment 38.

26.	Comment: Under the “Repurchase of Shares – Procedures for Repurchase of Shares” section, please remove the last sentence from the eighth paragraph.

Response: This language has been deleted pursuant to subsequent Comment 38.

27.	Comment: Under “Calculation of Net Asset Value – Private Equity and Private Credit Investments” section please disclose the existence of a conflict of Interest resulting from the Investment Adviser making fair value determinations while receiving an asset-based fee.

Response: The disclosure has been revised accordingly.

28.	Comment: On page 80, for exclusive jurisdiction, please disclose it will not apply to actions brought under the federal securities laws.

Response: The disclosure has been revised accordingly.

29.	Comment: Supplementally, please explain whether or not Investors must always submit purchases of the Fund’s shares through an intermediary, and, if not, identify to whom purchase orders of the Fund are submitted to.

Response: Investors may submit purchases of the Fund’s shares through an intermediary or directly to the Fund. For investors who purchase shares directly, the Fund will send a subscription agreement to the potential investor who will ultimately submit the subscription agreement to Ultimus, who will process all subscription agreements, including those submitted by intermediaries on behalf of their clients.

30.	Comment: Supplementally, please explain whether or not Investors are notified that after submitting a purchase order, such order will be rolled into the next month or quarter. If so, please tell us (i) who notifies the Investor that the purchase order will be rolled, (ii) when Investors are notified and (iii) whether the notification will tell Investors how they can revoke their purchase order and not be rolled into next month or quarter and instead have their funds returned. If the Fund retains Investor funds until the next month or quarter because a purchase order was received less than five (5) days prior to the subscription date, please identify what happens to an Investor’s funds, including who owns the funds, who has custody of the funds and whether the funds are held in an interest bearing account and who is entitled to the accrued interest.

Response: If an investor has a purchase order (i.e., cash has been sent to Ultimus) that is rolled into the next month, Ultimus will notify the investor generally 5 days after the Acceptance Date. That notice will also provide that such investor may revoke the purchase order and not be rolled into the next month and instead have the funds returned. If the Fund receives a purchase order that will be rolled into the next month, the cash will sit in a non-interest-bearing account with Ultimus through First National Bank of Omaha.

Statement of Additional Information

31.	Comment: Under “Additional Investment Policies,” please clarify that there being “no limit on investment in issuers domiciled in a single jurisdiction or country” is in reference solely to a geographic limit and the Portfolio Funds are still subject to the Fund’s concentration policy.

Response: We do so confirm.

Financial Statements and Other Information

32.	Comment: Per instruction 11 to Item 3.1 of Form N-2, please reflect the maximum Early Repurchase Fees in the expense examples.

Response: The maximum Early Repurchase Fees have been reflected in the one-year figures in the expense examples (but not the examples for three, five or 10 years because those Early Repurchase Fees would not be applied to shares repurchased after those times).

33.	Comment: Please recalculate the annual expense line items in the fee table for each share class to ensure that they add up correctly. Please also ensure that the corrected totals are used as the basis for the expense examples.

Response: The line items have been recalculated correctly and used as the basis for the expense examples.

34.	Comment: Footnote 8 to the fee table states that the expense limitation agreement is scheduled to expire on December 31, 2025, but the audited financial statements currently state that the agreement is scheduled to expire on June 30, 2025. Please explain the inconsistency.

Response: The agreement was scheduled to expire on June 30, 2025 as of the date of the audited financial statements, but since that time the agreement’s term has been extended to December 31, 2025.

35.	Comment: The audited financial statements are dated as of May 3, 2024. Per instruction 3 to Item 24 of Form N-2, please also include interim financial statements as of a date within 30 days of the filing of the Amendment (which need not be audited).

Response: Unaudited interim financial statements are included with the Amendment.

36.	Comment: Please note that there is a missing zero in the “Paid-in capital” line item to the statement of assets and liabilities in the audited financial statements.

Response: The line item has been corrected.

37.	Comment: Please note that an updated consent of the auditors should be included with the Amendment.

Response: A current consent has been included with the Amendment.

Additional Comments

38.	Comment: Please revise the registration statement to limit the discussion of repurchase offers to: (a) how such repurchase offers will be funded; (b) the effect of the share repurchases and related financing may have on the Fund’s expense ratio and portfolio turnover; (c) the ability of the Fund to achieve its investment objectives and (d) potential tax consequences to investors. The disclosure should not address any procedures that the Fund currently intends to follow at the time it makes a repurchase offer, such as (a) how the price to be paid for tendered shares will be determined; (b) how long the offer will remain open; (c) when payment will be made; and (d) at which point in the year repurchase offers are likely to occur, because these procedures are subject to change and such disclosure could be in contravention of Rule 14e-8(a) under the Securities Exchange Act of 1934, as amended, which prohibits the announcement of a potential tender offer without the intention to commence the offer within a reasonable time and complete the offer.

Response: The disclosure in the registration statement has been revised accordingly.

The Fund and its principal underwriter intend to seek acceleration of the effective date of the Registration Statement to October 15, 2024. They intend to file acceleration requests on or about October 11, 2024.

If you have any questions regarding any of the foregoing or require additional information, please contact me at (303) 454-6404 or at gfitzgerald@millenniumbridge.com.

Sincerely yours,

/s/ Garrett Fitzgerald

Garrett Fitzgerald

cc:	Jeremy I. Senderowicz, Goodwin Procter LLP Nicole Runyan, Kirkland & Ellis LLP Jay Williamson, Securities and Exchange Commission Mindy Rotter, Securities and Exchange Commission